Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Bank overdrafts	$ 933	$ 248
Brooksville joint venture owned	50.00%	50.00%	50.00%
Depreciation and depletion	14,426	12,856	12,250
Self insurance retention	$250,000 to $500,000	$250,000 to $500,000	$250,000 to $500,000
Health insurance aggregate	$ 72	$ 72	$ 72
Buildings and improvements
Estimated useful lives	7-39
Revenue equipment
Estimated useful lives	7-10
Other equipment
Estimated useful lives	3-10